Investments in affiliates (Tables)	6 Months Ended
Jun. 30, 2016
Investments in affiliates
Consolidated wholly owned subsidiaries

As of June 30, 2016, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	NYK Lodestar	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	NYK Leo	2002	6,422	February 4, 2016

Summary of the financial information for equity accounted investments

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2016	December 31, 2015
Current assets	$12,701	$12,578
Non-current assets	$70,547	$54,771
Current liabilities	$7,014	$5,552
Non-current liabilities	$44,601	$38,758

Six months ended
June 30, 2016
Net operating revenues	$6,266
Net loss	$1,906